General (Details) - USD ($) $ in Thousands			1 Months Ended	6 Months Ended
	Sep. 16, 2019	Jun. 03, 2019	Feb. 18, 2020	Jun. 30, 2020
General (Textual)
Advanced payment received		$ 1,800
Description of agreement	The Company entered into a Securities Exchange Agreement (the “Exchange Agreement”), with ScoutCam Inc, formally known as Intellisense Solutions Inc. (“Intellisense” or “INLL”), pursuant to which the Company assigned, transferred and delivered 100% of its holdings in ScoutCam to ScoutCam Inc., in exchange for consideration consisting of shares of ScoutCam’s Inc. common stock representing 60% of the issued and outstanding share capital of ScoutCam Inc. immediately upon the closing of the Exchange Agreement (the “Closing”).
Comprehensive loss				$ 3,600
Payment of golden grand value		$ 3,000
Negative cash flows from operating				$ 2,900
Operating plan term				1 year
Share purchase, description			The Company purchased 2,284,865 shares of Matomy Media Group Ltd. (“Matomy”), which represents 2.32% of its issued and outstanding share capital. On March 24, 2020 the Company completed an additional purchase of 22,326,246 shares of Matomy, raising its aggregate holdings in Matomy to 24.99% of Matomy’s issued and outstanding share capital. As of June 30, 2020 the Company owns 24.92% of Matomy Ltd.
Gix Internet Ltd [Member]
General (Textual)
Ownership percentage				8.22%
Linkury [Member]
General (Textual)
Ownership percentage				9.34%